Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 13, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	AQUA AMERICA INC
Entity Central Index Key	0000078128
Current Fiscal Year End Date	--12-31
Trading Symbol	wtr
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,379,910,212
Entity Common Stock, Shares Outstanding		176,811,073